Cost of sales	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Cost of sales

5.	Cost of sales

Cost of sales for LPG-related services reflects materials, subcontractor services and logistics incurred by Al Shola Gas. Cost of sales for engineering services reflects the costs of BrightHy’s engineering contracts, including amounts released from the contract fulfilment asset (Note 12).

	Six months ended 30 June
	2026	2025
	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	4,426	4,864
Engineering services (Bright Hydrogen Solutions)	204	-
Total cost of sales	4,630	4,864